UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

April 30, 2013

MFS® LATIN AMERICAN EQUITY FUND

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.7%
Aerospace - 1.4%
Embraer S.A., ADR	2,166	$75,658

Airlines - 2.3%
Copa Holdings S.A., “A”	772	$96,948
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	199	24,698

		$121,646
Alcoholic Beverages - 4.0%
Companhia de Bebidas das Americas, ADR	3,629	$152,491
Compania Cervecerias Unidas S.A., ADR	1,785	61,636

		$214,127
Apparel Manufacturers - 3.0%
Arezzo Industria e Comercio S.A.	2,028	$42,734
Cia.Hering S.A.	5,700	115,952

		$158,686
Broadcasting - 0.8%
Grupo Televisa S.A., ADR	1,573	$39,828

Brokerage & Asset Managers - 7.4%
BM&F Bovespa S.A.	30,445	$211,057
Bolsa Mexicana de Valores S.A. de C.V.	41,600	113,333
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	5,602	66,163

		$390,553
Business Services - 1.4%
LPS Brasil - Consultoria de Imoveis S.A.	7,200	$74,024

Computer Software - 0.8%
Totvs S.A.	2,300	$43,281

Computer Software - Systems - 0.6%
Linx S.A.	1,900	$31,842

Conglomerates - 0.7%
Alfa S.A de C.V., “A”	16,090	$37,368

Construction - 0.4%
PDG Realty S.A.	19,400	$21,914

Consumer Products - 1.0%
Kimberly-Clark de Mexico S.A. de C.V., “A”	14,950	$51,860

Consumer Services - 8.7%
Abril Educacao S.A., IEU	2,540	$54,805
Anhanguera Educacional Participacoes S.A.	8,900	160,185
Estacio Participacoes S.A.	4,650	110,303
Kroton Educacional S.A.	9,734	135,884

		$461,177

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 0.7%
Industria Klabin de Papel e Celulose, IPS	5,800	$38,845

Energy - Independent - 1.3%
Ultrapar Participacoes S.A.	2,600	$69,147

Energy - Integrated - 4.0%
Petroleo Brasileiro S.A., ADR	11,044	$211,493

Engineering - Construction - 0.7%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	4,000	$35,661

Food & Beverages - 5.2%
Arca Continental S.A.B de C.V.	10,895	$89,853
M. Dias Branco S.A. Industria e Comercio de Alimentos	4,100	183,365

		$273,218
Food & Drug Stores - 1.3%
Brazil Pharma S.A.	6,900	$43,419
Raia Drogasil S.A.	2,200	23,641

		$67,060
General Merchandise - 0.7%
Lojas Renner S.A.	900	$34,169

Health Maintenance Organizations - 0.5%
OdontoPrev S.A.	5,600	$27,934

Insurance - 2.6%
Brasil Insurance Participacoes e Administracao S.A.	12,700	$135,014

Medical & Health Technology & Services - 1.5%
Diagnosticos da America S.A.	7,300	$40,208
Fleury S.A.	3,900	37,173

		$77,381
Metals & Mining - 11.6%
Gerdau S.A., ADR	17,171	$134,792
Grupo Mexico S.A.B. de C.V., “B”	16,137	57,758
Ternium S.A., ADR	1,898	44,432
Usinas Siderurgicas de Minas Gerais S.A., IPS (a)	14,300	70,759
Vale S.A., ADR	17,986	307,381

		$615,122
Oil Services - 2.9%
Tenaris S.A., ADR	3,439	$153,001

Other Banks & Diversified Financials - 11.3%
Banco Santander Chile, ADR	739	$19,687
Banco Santander S.A., IEU	15,800	116,087
Credicorp Ltd.	976	146,976
Grupo Financiero Banorte S.A. de C.V.	9,400	70,881
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	2,640	42,636
Itau Unibanco Holding S.A., ADR	12,072	203,172

		$599,439

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 1.3%
Genomma Lab Internacional S.A., “B” (a)	32,900	$71,152

Railroad & Shipping - 0.6%
CCR S.A.	3,440	$33,699

Real Estate - 6.0%
Asesor de Activos Prisma S.A.P.I. de C.V., REIT (a)	21,300	$39,048
Brasil Brokers Participacoes	33,800	119,269
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	9,700	19,772
Macquarie Mexico Real Estate S.A. de C.V., REIT (a)	29,400	70,992
Multiplan Empreendimentos Imobiliarios S.A.	2,326	66,394

		$315,475
Restaurants - 0.9%
Arcos Dorados Holdings, Inc.	3,520	$47,942

Specialty Chemicals - 0.6%
Mexichem S.A.B de C.V.	6,300	$32,112

Telecommunications - Wireless - 4.5%
America Movil S.A.B. de C.V., “L”, ADR	6,672	$142,647
TIM Participacoes S.A., ADR	4,664	97,291

		$239,938
Telephone Services - 0.4%
Empresa Nacional de Telecomunicaciones S.A.	1,119	$21,575

Utilities - Electric Power - 5.2%
Alupar Investimento S.A. (a)	6,300	$56,931
Energias do Brasil S.A.	17,400	106,187
Terna Participacoes S.A., IEU	3,180	36,668
Tractebel Energia S.A.	4,130	73,507

		$273,293
Utilities - Water - 1.4%
Aguas Andinas S.A.	90,675	$72,201
Total Common Stocks		$5,166,835

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	104,024	$104,024
Total Investments		$5,270,859

Other Assets, Less Liabilities - 0.3%		17,241
Net Assets - 100.0%		$5,288,100

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

4/30/13 (unaudited)

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At April 30, 2013, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,166,835	$—	$—	$5,166,835
Mutual Funds	104,024	—	—	104,024
Total Investments	$5,270,859	$—	$—	$5,270,859

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,930,683
Gross unrealized appreciation	874,947
Gross unrealized depreciation	(534,771)
Net unrealized appreciation (depreciation)	$340,176

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	20,087	1,881,869	(1,797,932)	104,024

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$94	$104,024

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2013, are as follows:

Brazil	67.5%
Mexico	17.8%
Chile	3.3%
Italy	2.9%
Peru	2.8%
United States	2.1%
Panama	1.8%
Argentina	1.8%

5

QUARTERLY REPORT

April 30, 2013

MFS® EUROPEAN EQUITY FUND

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.3%
Airlines - 0.7%
Stagecoach Group PLC	4,331	$20,687

Alcoholic Beverages - 3.1%
Heineken N.V.	495	$34,954
Pernod Ricard S.A.	469	58,059

		$93,013
Apparel Manufacturers - 2.5%
Compagnie Financiere Richemont S.A.	308	$24,877
LVMH Moet Hennessy Louis Vuitton S.A.	278	48,144

		$73,021
Automotive - 1.7%
Autoliv, Inc., SDR	315	$24,000
D’Ieteren S.A.	570	26,273

		$50,273
Broadcasting - 1.5%
Publicis Groupe	645	$44,867

Brokerage & Asset Managers - 0.8%
IG Group Holdings PLC	2,772	$23,187

Business Services - 5.4%
Adecco S.A.	314	$16,794
Amadeus Holdings AG	1,343	39,645
Brenntag AG	165	28,129
Compass Group PLC	2,899	38,142
Experian Group Ltd.	931	16,371
MITIE Group PLC	4,986	21,392

		$160,473
Cable TV - 0.4%
Ziggo N.V.	320	$11,469

Computer Software - 1.2%
Dassault Systemes S.A.	154	$18,780
Fidessa Group PLC	585	16,311

		$35,091
Construction - 1.6%
Bellway PLC	1,334	$27,871
BUZZI UNICEM S.p.A	1,243	19,005

		$46,876
Consumer Products - 1.8%
Reckitt Benckiser Group PLC	736	$53,688

Electrical Equipment - 5.3%
IMI PLC	1,050	$20,208
Legrand S.A.	793	36,954
Pfeiffer Vacuum Technology AG	170	20,651
Schneider Electric S.A.	377	28,747

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Siemens AG	468	$48,875

		$155,435
Electronics - 1.5%
ASM International N.V.	512	$17,083
Infineon Technologies AG	3,599	28,414

		$45,497
Energy - Independent - 0.5%
Bankers Petroleum Ltd. (a)	1,643	$4,110
Cairn Energy PLC (a)	2,213	9,921

		$14,031
Energy - Integrated - 6.2%
BG Group PLC	1,889	$31,822
BP PLC	8,418	60,987
Royal Dutch Shell PLC, “A”	2,690	91,593

		$184,402
Food & Beverages - 8.4%
Groupe Danone	1,241	$94,808
Nestle S.A.	1,733	123,759
Tate & Lyle PLC	2,220	29,122

		$247,689
Food & Drug Stores - 1.1%
Jeronimo Martins SGPS S.A.	1,415	$33,701

Gaming & Lodging - 1.1%
Betfair Group PLC	970	$13,033
Paddy Power PLC	242	20,333

		$33,366
General Merchandise - 0.5%
BIM Birlesik Magazalar A.S.	280	$14,369

Insurance - 6.0%
Delta Lloyd N.V.	1,470	$28,168
Hiscox Ltd.	3,370	29,367
ING Groep N.V. (a)	4,995	40,995
Swiss Re Ltd.	402	31,972
Zurich Insurance Group AG	169	47,185

		$177,687
Machinery & Tools - 1.8%
Atlas Copco AB, “A”	1,266	$33,325
Schindler Holding AG	131	19,640

		$52,965
Major Banks - 5.2%
Bank of Ireland (a)(e)	32,390	$7,209
Barclays PLC	8,835	39,257
BNP Paribas	689	38,391
HSBC Holdings PLC	6,430	70,266

		$155,123

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 0.6%
Sonova Holding AG	165	$17,959

Metals & Mining - 1.4%
Rio Tinto PLC	927	$42,032

Natural Gas - Distribution - 1.2%
GDF SUEZ	1,606	$34,475

Network & Telecom - 2.2%
Ericsson, Inc., “B”	5,085	$63,474

Other Banks & Diversified Financials - 4.8%
Erste Group Bank AG (a)	634	$19,872
Julius Baer Group Ltd.	363	14,461
Jyske Bank (a)	699	27,201
KBC Group N.V.	603	23,665
Sydbank A/S (a)	462	10,528
UBS AG	2,561	45,722

		$141,449
Pharmaceuticals - 10.7%
Bayer AG	480	$50,078
GlaxoSmithKline PLC	2,930	75,575
Novartis AG	1,269	94,240
Roche Holding AG	384	95,979

		$315,872
Railroad & Shipping - 0.6%
Kuehne & Nagel International AG	160	$18,309

Real Estate - 0.5%
GSW Immobilien AG	401	$16,091

Restaurants - 2.3%
Domino’s Pizza UK & IRL PLC	3,472	$35,110
Whitbread PLC	853	33,854

		$68,964
Specialty Chemicals - 8.2%
Akzo Nobel N.V.	1,089	$65,656
Croda International PLC	662	25,482
Fuchs Petrolub AG, IPS	170	14,326
Linde AG	458	86,614
Sika AG	3	7,243
Symrise AG	1,014	43,267

		$242,588
Specialty Stores - 1.2%
Esprit Holdings Ltd.	7,848	$11,003
Industria de Diseno Textil S.A.	177	23,788

		$34,791
Telecommunications - Wireless - 1.1%
Vodafone Group PLC	10,397	$31,687

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 2.8%
British Telecom Group, PLC	8,180	$35,095
TDC A.S.	3,541	28,723
Telecom Italia S.p.A.	25,513	17,740

		$81,558
Tobacco - 0.8%
Swedish Match AB	683	$23,690

Utilities - Electric Power - 1.0%
Energias de Portugal S.A.	4,585	$15,760
Fortum Oyj	711	13,212

		$28,972
Utilities - Water - 0.6%
Suez Environnement	1,222	$17,550
Total Common Stocks		$2,906,371

Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	112,249	$112,249
Total Investments		$3,018,620

Other Assets, Less Liabilities - (2.1)%		(61,612)
Net Assets - 100.0%		$2,957,008

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IPS	International Preference Stock
PLC	Public Limited Company
SDR	Swedish Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

4/30/13 (unaudited)

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the European market as a whole, as measured by an index determined by MFS to be an appropriate measure of the European market. At April 30, 2013, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,906,371	$—	$—	$2,906,371
Mutual Funds	112,249	—	—	112,249
Total Investments	$3,018,620	$—	$—	$3,018,620

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $2,148,601 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the

5

Supplemental Information (unaudited) – continued

close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,597,232
Gross unrealized appreciation	506,285
Gross unrealized depreciation	(84,897)
Net unrealized appreciation (depreciation)	$421,388

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	88,648	2,199,589	(2,175,988)	112,249

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$106	$112,249

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2013, are as follows:

United Kingdom	30.2%
Switzerland	18.9%
France	14.2%
Germany	11.4%
Netherlands	6.7%
Sweden	4.1%
United States	2.5%
Denmark	2.2%
Spain	2.1%
Other Countries	7.7%

6

QUARTERLY REPORT

April 30, 2013

MFS® ASIA PACIFIC

EX-JAPAN FUND

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 77.7%
Apparel Manufacturers - 2.2%
Li & Fung Ltd.	48,000	$62,102
Samsonite International S.A.	7,500	18,460
Stella International Holdings Ltd.	5,000	14,723

		$95,285
Automotive - 3.3%
Exide Industries Ltd.	16,189	$39,875
Guangzhou Automobile Group Co. Ltd., “H”	60,000	49,484
Kia Motors Corp.	1,070	53,243

		$142,602
Brokerage & Asset Managers - 0.9%
Computershare Ltd.	3,693	$38,017

Business Services - 1.3%
Cognizant Technology Solutions Corp., “A” (a)	882	$57,154

Cable TV - 0.7%
Astro Malaysia Holdings Berhad	17,100	$16,580
Dish TV India Ltd. (a)	11,662	14,655

		$31,235
Computer Software - Systems - 2.7%
Asustek Computer, Inc.	4,660	$54,239
Hon Hai Precision Industry Co. Ltd.	23,680	61,142

		$115,381
Conglomerates - 1.7%
Hutchison Whampoa Ltd.	7,000	$76,042

Containers - 1.2%
Brambles Ltd.	5,705	$51,573

Electronics - 5.9%
Samsung Electronics Co. Ltd.	61	$84,191
Taiwan Semiconductor Manufacturing Co. Ltd.	46,000	170,676

		$254,867
Energy - Independent - 4.2%
CNOOC Ltd.	25,000	$46,649
Oil Search Ltd.	8,607	66,297
Reliance Industries Ltd.	4,690	68,615

		$181,561
Energy - Integrated - 0.9%
PetroChina Co. Ltd., “H”	32,000	$40,700

Food & Beverages - 1.9%
Shenguan Holdings Group Ltd.	32,000	$16,247
Tingyi (Cayman Islands) Holdings Corp.	8,000	22,113
Want Want China Holdings Ltd.	28,000	44,381

		$82,741

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.2%
Dairy Farm International Holdings Ltd.	1,800	$21,600
Wumart Stores, Inc.	18,000	31,546

		$53,146
Gaming & Lodging - 3.7%
Sands China Ltd.	30,800	$161,538

Insurance - 5.6%
AIA Group Ltd.	23,400	$103,881
Austbrokers Holdings Ltd.	4,147	45,228
China Pacific Insurance (Group) Co. Ltd	10,200	36,672
QBE Insurance Group Ltd.	2,056	28,498
Suncorp Group Ltd.	2,016	27,128

		$241,407
Internet - 0.6%
NHN Corp.	96	$25,802

Machinery & Tools - 0.9%
Sinotruk (Hong Kong) Ltd.	24,500	$13,639
T.K. Corp. (a)	1,308	26,129

		$39,768
Major Banks - 9.8%
Australia & New Zealand Banking Group Ltd.	1,830	$60,406
BOC Hong Kong Holdings Ltd.	13,000	44,729
Industrial & Commercial Bank Of China Ltd.	88,000	61,916
National Australia Bank Ltd.	3,226	113,709
Westpac Banking Corp.	4,190	146,820

		$427,580
Medical Equipment - 1.1%
Fisher & Paykel Healthcare Corp. Ltd.	20,870	$47,405

Metals & Mining - 4.5%
Iluka Resources Ltd.	6,025	$55,903
Maanshan Iron & Steel Co. Ltd. (a)	94,000	23,136
Rio Tinto PLC	2,158	97,849
Steel Authority of India Ltd.	15,556	17,801

		$194,689
Natural Gas - Distribution - 1.3%
China Resources Gas Group Ltd.	14,000	$39,239
Hong Kong & China Gas Co. Ltd.	5,500	16,549

		$55,788
Other Banks & Diversified Financials - 9.5%
China Construction Bank	89,500	$74,966
DBS Group Holdings Ltd.	4,000	54,429
Federal Bank Ltd.	2,594	21,977
Hana Financial Group, Inc.	640	20,456
ICICI Bank Ltd., ADR	859	40,218
Kasikornbank PLC	10,500	77,274
PT Bank Negara Indonesia Tbk	67,197	37,322
PT Bank Rakyat Indonesia (Persero) Tbk	41,000	39,640
Siam Commercial Bank Public Co. Ltd.	4,200	26,617

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Wing Hang Bank	2,000	$21,018

		$413,917
Precious Metals & Minerals - 0.8%
Newcrest Mining Ltd.	2,001	$34,871

Real Estate - 4.6%
BWP Trust, REIT	10,112	$25,369
China Overseas Land & Investment Ltd.	14,000	42,757
Hang Lung Properties Ltd.	17,000	66,159
IGB Trust, REIT	46,300	20,696
Sun Hung Kai Properties Ltd.	3,000	43,375

		$198,356
Specialty Chemicals - 1.5%
LG Chem Ltd.	170	$40,134
PTT Global Chemical PLC	9,238	22,977

		$63,111
Telecommunications - Wireless - 0.1%
PT Indosat Tbk	7,500	$4,628

Telephone Services - 3.3%
China Unicom (Hong Kong) Ltd.	80,000	$114,843
PT XL Axiata Tbk (a)	57,000	29,900

		$144,743
Utilities - Electric Power - 2.3%
Cheung Kong Infrastructure Holdings Ltd.	7,000	$50,785
China Longyuan Electric Power Group Corp.	55,000	50,392

		$101,177
Total Common Stocks		$3,375,084

	First Exercise

Warrants - 3.3%
Metals & Mining - 1.2%
Deutsche Bank (MOIL Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	7/05/11	6,257	$25,960
Deutsche Bank (Steel Authority of India - Zero Strike Warrant (1 share for 1 warrant)) (a)(z)	7/25/11	21,095	24,169

			$50,129
Other Banks & Diversified Financials - 1.5%
Deutsche Bank (Federal Bank LTD - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	7/22/11	1,829	$15,515
Deutsche Bank (Housing Development Finance Authority - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	9/15/10	3,947	50,048

			$65,563
Tobacco - 0.6%
Deutsche Bank (ITC Limited - Zero Strike Warrant (1share for 1 warrant)) (a)(n)	7/11/11	4,624	$28,260
Total Warrants			$143,952

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 3.3%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	141,898	$141,898
Total Investments		$3,660,934

Other Assets, Less Liabilities - 15.7%		681,287
Net Assets - 100.0%		$4,342,221

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $119,783 representing 2.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Deutsche Bank (Steel Authority of India - Zero Strike Warrant)	7/25/11-4/25/13	$41,872	$24,169
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/13 (unaudited)

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by MFS to be an appropriate measure of the Asia Pacific market excluding Japan. At April 30, 2013, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$708,680	$—	$—	$708,680
Hong Kong	700,960	—	—	700,960
Australia	693,818	—	—	693,818
India	203,142	143,952	—	347,094
Taiwan	286,057	—	—	286,057
South Korea	249,956	—	—	249,956
Thailand	77,274	49,594	—	126,868
Indonesia	111,490	—	—	111,490
United Kingdom	97,849	—	—	97,849
Other Countries	196,264	—	—	196,264
Mutual Funds	141,898	—	—	141,898
Total Investments	$3,467,388	$193,546	$—	$3,660,934

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $26,617 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,615,473 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,344,941
Gross unrealized appreciation	473,109
Gross unrealized depreciation	(157,116)
Net unrealized appreciation (depreciation)	$315,993

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	64,084	1,271,026	(1,193,212)	141,898

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$115	$141,898

Supplemental Information (unaudited) – continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2013, are as follows:

United States	20.3%
China	16.3%
Hong Kong	16.1%
Australia	16.0%
India	8.0%
Taiwan	6.6%
South Korea	5.8%
Thailand	2.9%
Indonesia	2.6%
Other Countries	5.4%

QUARTERLY REPORT

April 30, 2013

MFS® EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.3%
Aerospace - 1.6%
Lockheed Martin Corp.	2,150	$213,040

Airlines - 1.0%
Copa Holdings S.A., “A”	1,015	$127,464

Automotive - 3.5%
Delphi Automotive PLC	4,840	$223,656
General Motors Co. (a)	2,850	87,894
Magna International, Inc.	2,550	153,387

		$464,937
Brokerage & Asset Managers - 0.2%
Prospect Capital Corp.	1,990	$21,950

Cable TV - 3.0%
Comcast Corp., “Special A”	4,910	$192,914
Time Warner Cable, Inc.	2,120	199,047

		$391,961
Computer Software - 3.5%
CA, Inc.	1,630	$43,961
Microsoft Corp.	10,610	351,191
Symantec Corp. (a)	2,520	61,236

		$456,388
Computer Software - Systems - 4.4%
Apple, Inc.	428	$189,497
Canon, Inc.	3,100	111,140
Hewlett-Packard Co.	9,740	200,644
Western Digital Corp.	1,410	77,945

		$579,226
Consumer Products - 1.9%
Nu Skin Enterprises, Inc., “A”	2,070	$105,011
Procter & Gamble Co.	1,840	141,257

		$246,268
Containers - 0.4%
Packaging Corp. of America	990	$47,084

Electronics - 2.7%
Hoya Corp.	2,600	$51,955
Microchip Technology, Inc.	6,190	225,440
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,030	76,892

		$354,287
Energy - Independent - 2.7%
HollyFrontier Corp.	2,430	$120,164
Marathon Petroleum Corp.	1,380	108,137
Valero Energy Corp.	3,070	123,782

		$352,083

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 7.8%
Chevron Corp.	3,183	$388,358
Exxon Mobil Corp.	5,690	506,353
Royal Dutch Shell PLC, “A”	3,830	130,409

		$1,025,120
Food & Beverages - 1.6%
General Mills, Inc.	1,190	$60,000
Ingredion, Inc.	1,190	85,692
Tyson Foods, Inc., “A”	2,740	67,486

		$213,178
Food & Drug Stores - 4.4%
CVS Caremark Corp.	2,910	$169,304
Kroger Co.	5,010	172,244
Safeway, Inc.	2,250	50,670
Walgreen Co.	3,830	189,623

		$581,841
Gaming & Lodging - 0.6%
Wynn Resorts Ltd.	556	$76,339

General Merchandise - 2.5%
Macy’s, Inc.	4,310	$192,226
Target Corp.	1,920	135,475

		$327,701
Health Maintenance Organizations - 0.2%
Aetna, Inc.	500	$28,720

Insurance - 6.8%
American International Group, Inc. (a)	3,890	$161,124
Delta Lloyd N.V.	6,860	131,449
MetLife, Inc.	5,750	224,193
Prudential Financial, Inc.	2,410	145,612
Validus Holdings Ltd.	4,980	192,278
Zurich Insurance Group AG	158	44,114

		$898,770
Internet - 1.2%
Google, Inc., “A” (a)	195	$160,791

Leisure & Toys - 3.4%
Activision Blizzard, Inc.	11,920	$178,204
Mattel, Inc.	5,010	228,757
Polaris Industries, Inc.	490	42,233

		$449,194
Machinery & Tools - 0.9%
Cummins, Inc.	1,122	$119,370

Major Banks - 9.5%
Banco Santander S.A.	9,044	$65,401
BOC Hong Kong Holdings Ltd.	15,500	53,330
JPMorgan Chase & Co.	7,900	387,179
Mizuho Financial Group, Inc.	63,100	139,165

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Sumitomo Mitsui Financial Group, Inc.	2,100	$99,200
Wells Fargo & Co.	9,440	358,531
Westpac Banking Corp.	4,100	143,666

		$1,246,472
Medical Equipment - 0.4%
Abbott Laboratories	1,370	$50,580

Metals & Mining - 2.3%
Iluka Resources Ltd.	11,540	$107,074
Rio Tinto Ltd.	2,010	91,138
Vale S.A., ADR	6,210	106,129

		$304,341
Natural Gas - Distribution - 1.1%
GDF SUEZ	6,450	$138,458

Other Banks & Diversified Financials - 0.3%
Fifth Third Bancorp	2,280	$38,828

Pharmaceuticals - 11.2%
AbbVie, Inc.	2,280	$104,994
Eli Lilly & Co.	3,990	220,966
Johnson & Johnson	4,530	386,092
Merck & Co., Inc.	6,380	299,860
Pfizer, Inc.	13,440	390,701
Teva Pharmaceutical Industries Ltd., ADR	1,630	62,413

		$1,465,026
Real Estate - 1.9%
Annaly Mortgage Management, Inc., REIT	6,380	$101,697
Corio N.V., REIT	1,024	47,449
EPR Properties, REIT	1,840	104,034

		$253,180
Telephone Services - 6.3%
Bezeq - The Israel Telecommunication Corp. Ltd.	19,480	$28,256
CenturyLink, Inc.	3,460	129,992
Frontier Communications Corp.	48,700	202,592
TDC A.S.	13,024	105,644
Telecom Italia S.p.A.	70,631	49,113
Telefonica Brasil S.A., ADR	3,270	86,917
Verizon Communications, Inc.	1,520	81,943
Windstream Corp.	16,120	137,342

		$821,799
Tobacco - 5.2%
Altria Group, Inc.	3,120	$113,911
Lorillard, Inc.	5,720	245,331
Philip Morris International, Inc.	3,340	319,271

		$678,513
Utilities - Electric Power - 4.8%
American Electric Power Co., Inc.	4,370	$224,749
Companhia Energetica de Minas Gerais, IPS	5,300	67,550

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
NRG Energy, Inc.	5,320	$148,268
PG&E Corp.	2,280	110,443
PPL Corp.	2,410	80,446

		$631,456
Total Common Stocks		$12,764,365

Convertible Preferred Stocks - 0.8%
Utilities - Electric Power - 0.8%
PPL Corp., 8.75%	1,690	$96,330
PPL Corp., 9.5%	180	10,521
Total Convertible Preferred Stocks		$106,851

Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	497,159	$497,159
Total Investments		$13,368,375

Other Assets, Less Liabilities - (1.9)%		(248,763)
Net Assets - 100.0%		$13,119,612

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

4/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$12,871,216	$—	$—	$12,871,216
Mutual Funds	497,159	—	—	497,159
Total Investments	$13,368,375	$—	$—	$13,368,375

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$12,481,572
Gross unrealized appreciation	937,422
Gross unrealized depreciation	(50,619)
Net unrealized appreciation (depreciation)	$886,803

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	6,291,328	(5,794,169)	497,159

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$162	$497,159

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: June 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: June 17, 2013

*	Print name and title of each signing officer under his or her signature.